PROMISSORY NOTE RECEIVABLE (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Promissory Note Receivable Abstract
Promissory note impairment	$ 0	$ 85,114	$ 0